Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

(a)	NASDAQ Compliance

Due to the non-filing of the Group’s annual report for the year ended December 31, 2018, Nasdaq has given notice that the Group’s shares will be delisted from the Nasdaq Capital Market. The Group attended a hearing with a Nasdaq panel (“Panel”) on December 19, 2019 to appeal the delisting. On January 9, 2020, the Panel issued its decision (“Decision”) to grant the Group’s request for continued listing on Nasdaq, subject to the conditions that: (i) on or before January 23, 2020, the Group shall have informed the Panel that the Group’s independent auditor has completed its audit of the Group’s audited financials for fiscal year 2018; and (ii) on or before March 1, 2020, the Group shall have filed with the Securities and Exchange Commission (“SEC”) the Form 20-F and regained compliance with Nasdaq Listing Rule 5250(c)(1). The Group filed its 2018 annual report on Form 20-F on February 4, 2020 and held its annual general meeting of shareholders on March 9, 2020. As a result, the Group received a letter from Nasdaq on March 10, 2020 that the Group has regained compliance.

Due to the non-filing of the Group’s annual report for the year ended December 31, 2019, Nasdaq has given notice that the Group’s shares will be delisted from the Nasdaq Capital Market. The Group attended a Nasdaq hearing on August 27, 2020 to appeal Nasdaq’s decision to delist. On September 14, 2020, the Group received a letter from Nasdaq informing us the Panel has decided to grant the Group’s request to remain listed on Nasdaq on the condition that we shall file the 2019 annual report on form 20-F by September 30, 2020. The Panel has the right to reconsider the terms of this decision based on any event, condition or circumstance that exists or develops that would, in the opinion of the Panel, make continued listing of the Group’s securities on the Nasdaq Stock Market inadvisable or unwarranted. In addition, the Form 20-F will be subject to review by the Panel, which may, in its discretion, request additional information before determining that the Group has complied with the terms of its decision.

(b)	COVID-19 Pandemic

Since February 2020, the Group has experienced reductions and cancellations of orders due to effects of the COVID-19 pandemic has on the demand from certain of the Group’s customers. The Group expects this negative effect on global business activities will continue to have pressure on the Group’s sales as the pandemic environment persists and perhaps even post the pandemic. In addition, since the Group’s operations span over the countries of the United States, India, China and South Korea, international and intra-country travel restrictions will continue to hamper our operations and have negative effects including delays and uncertainties on the Group’s supply chain delivery schedules and the Group’s abilities to secure financing for the Group’s working capital needs. The Group expects the impacts of COVID-19 to have an adverse effect on the business, financial condition and results of operations. As the assessable risks due to COVID-19 change in the countries of India and China, our operations can be affected, including the restrictions from accessing office facilities and limitations on domestic travels which can hamper the Group’s ability to efficiently manage the manufacturing of products since the Group’s contracted factories are located over various cities in China.

As the Group’s sales have been negatively impacted by the pandemic in 2020, the Group cut back the operational costs by reduction of approximately 20% of the workforce in India and 40% of headcount in China. The Group constantly evaluates the financial position according to changes in the international business environment and depending on forecast of orders from customers in the near future, the Group may further reduce staffing as necessary.

Also as a result of stringent cash flows as of the filing of this annual report and given that the pandemic situation is foreseeable to last through the remainder of the year 2020, the Group will postpone further investment into the acquisition target of KADI and the Group is in negotiation with the owners of KADI to decrease our potential ownership percentage of their company. For the acquisition of Colmei and Crave, since both of these companies are insolvent, the Group has ceased to make additional payments for ownership and have written off the value of the equity the Group has paid to the owners previously.

(c)	Potential Debt Restructure of loans from PFG

The Group is in the process of negotiating a partial settlement of the debt owed to the Group’s primary lender, PFG, by converting approximately $3.5 million of debt into our ordinary shares. Such transaction requires the Group to be in compliance of the rules and regulations of the SEC and NASDAQ. The Group intends to actively pursue at least a partial debt settlement with PFG immediately after the filing of this annual report.

(d)	Disposal of Yuantel

For the intended sale of the MVNO Business Unit, due to the investigation into several individuals employed by the MVNO business unit that was initiated in September 2019, only partial sales proceeds was received in 2019 resulting in the Group’s ownership of Yuantel reduced to 45% as of December 31, 2019. The Group still maintained control of the operations of Yuantel through influence on the board and operational management. The Group executed a new agreement with the buyers of the MVNO Business Unit as of September 1, 2020 for approximately RMB 30 million. The agreement is filed as an exhibit with this annual report. If the balance of the sales proceeds is received by September 30, 2020 as stipulated in the agreement which was later postponed to October 2020 by both parties, the sale will be deemed completed.